Financial Instruments - Exposure to credit risk receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 392,865	$ 392,759
Loss allowance	0
Net	392,865
Investment grade rating [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	327,682
Non-investment grade rating [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 65,183